Accrued Litigation Settlement	12 Months Ended
Dec. 31, 2023
Accrued Litigation Settlement
Accrued Litigation Settlement

 Note 7. Accrued Litigation Settlement

On June 15, 2022, the Security and Exchange Commission’s (SEC) investigation of the Company, initially reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021, was settled through the filing of a consent judgment without the Company admitting or denying the SEC’s allegations. As part of the settlement, the Company was required to pay a civil penalty of $450,000, payable in four installments as follows:

•	$50,000 upon the entry of the judgment;
•	$100,000 within 90 days of the entry of the judgment;
•	$150,000 within 180 days of the entry of the judgment; and
•	$150,000 within 270 days of the entry of the judgment, plus statutory interest on payments made after 30 days of the entry of the judgment pursuant to U.S.C. Section 1961

During the year ended December 31, 2022 the Company made the initial scheduled payment of $50,000 and the second scheduled payment of $100,000 towards the civil penalty and as of December 31, 2022, the accrued litigation balance was $300,000.

During the year ended December 31, 2023, the Company amended its installment payment plan to the SEC related to its civil penalty.  The amended payment plan called for the Company to make three $50,000 payments with payments due on August 1, 2023, September 1, 2023 and October 1, 2023 with any remaining principal plus outstanding post-judgement interest to be paid on November 1, 2023.

During the year ended December 31, 2023, the Company made the remaining payments owed on the civil penalty and paid $7,638 of post-judgement interest.  As of December 31, 2023 the accrued litigation settlement balance was $0.